Average Annual Total Returns{- Fidelity® California Municipal Income Fund} - 02.28 Fidelity California Municipal Income Fund Retail PRO-08 - Fidelity® California Municipal Income Fund	Fidelity California Municipal Income Fund Return Before Taxes Past 1 year	Fidelity California Municipal Income Fund Return Before Taxes Past 5 years	Fidelity California Municipal Income Fund Return Before Taxes Past 10 years	Fidelity California Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity California Municipal Income Fund After Taxes on Distributions Past 5 years	Fidelity California Municipal Income Fund After Taxes on Distributions Past 10 years	Fidelity California Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity California Municipal Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity California Municipal Income Fund After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB025 Past 1 year	LB025 Past 5 years	LB025 Past 10 years
Total	1.76%	4.04%	4.03%	1.65%	3.96%	3.99%	2.02%	3.74%	3.85%	1.52%	4.17%	3.72%	1.21%	4.14%	4.01%